Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic earnings per share:
Net Income (Loss)	$ (3,821)	$ 14,975	$ 19,953
Less: Net Income Attributable to Noncontrolling Interest	(1,355)	(1,072)	(583)
Net Income (Loss) Attributable to AT&T	(5,176)	13,903	19,370
Less: Preferred Stock Dividends	(193)	(3)	0
Net Income (Loss) Attributable to Common Stock	(5,369)	13,900	19,370
Dilutive potential common shares:
Share-based payment 1	23	21	19
Numerator for diluted earnings per share	$ (5,346)	$ 13,921	$ 19,389
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding (in shares)	7,157	7,319	6,778
Dilutive potential common shares:
Share-based payment (in shares)	26	29	28
Denominator for diluted earnings per share (in shares)	7,183	7,348	6,806
Basic Earnings Per Share Attributable to Common Stock (in dollars per share)	$ (0.75)	$ 1.90	$ 2.85
Diluted Earnings Per Share Attributable to Common Stock (in dollars per share)	$ (0.75)	$ 1.89	$ 2.85